Financial Instruments - Fair Value of Derivative Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
LNG Inventory Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 101	$ (161)
LNG Inventory Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
LNG Inventory Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	101	(161)
LNG Inventory Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Fuel Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	27
Fuel Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Fuel Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	27
Fuel Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Term Gas Supply Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Term Gas Supply Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Term Gas Supply Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Term Gas Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	7,130	84,639
Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0
Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	7,130	84,639
Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 0	$ 0